Financial expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Financial Expenses
December 31, 2019:

		Activity				Balance as of December 31, 2019 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2018	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2019	Current	Non-Current
KEXIM Credit Facility	299,300	—	(100,286)	—	199,014	25,350	173,664
ABN AMRO Credit Facility	100,508	—	(8,554)	—	91,954	91,954	—
ING Credit Facility	144,176	—	(12,737)	—	131,439	12,612	118,827
2018 NIBC Credit Facility	34,851	—	(3,230)	—	31,621	3,230	28,391
2017 Credit Facility	144,765	—	(13,266)	—	131,499	13,265	118,234
Credit Agricole Credit Facility	96,211	—	(8,568)	823	88,466	7,790	80,676
ABN AMRO / K-Sure Credit Facility	46,832	—	(3,851)	745	43,726	3,139	40,587
Citibank / K-Sure Credit Facility	97,609	—	(8,416)	1,893	91,086	6,608	84,478
ABN / SEB Credit Facility	114,825	—	(11,500)	—	103,325	10,750	92,575
Hamburg Commercial Bank Credit Facility	—	42,150	—	—	42,150	3,181	38,969
Prudential Credit Facility	—	55,463	—	—	55,463	5,084	50,379
Ocean Yield Lease Financing	158,757	—	(10,718)	196	148,235	10,835	137,400
CMBFL Lease Financing	61,198	—	(4,908)	183	56,473	4,733	51,740
BCFL Lease Financing (LR2s)	97,454	—	(7,641)	571	90,384	7,740	82,644
CSSC Lease Financing	251,832	—	(17,309)	(796)	233,727	18,072	215,655
CSSC Scrubber Lease Financing	—	10,976	—	—	10,976	5,488	5,488
BCFL Lease Financing (MRs)	98,831	—	(11,021)	—	87,810	11,726	76,084
2018 CMBFL Lease Financing	136,543	—	(10,114)	—	126,429	10,114	116,315
$116.0 Million Lease Financing	112,674	—	(6,634)	—	106,040	7,122	98,918
AVIC Lease Financing	139,103	—	(11,794)	—	127,309	11,794	115,515
China Huarong Lease Financing	137,250	—	(13,500)	—	123,750	13,500	110,250

$157.5 Million Lease Financing	152,086	—	(14,143)	—	137,943	14,143	123,800
COSCO Lease Financing	84,150	—	(7,700)	—	76,450	7,700	68,750
IFRS 16 - Leases - 7 Handymax	—	24,194	(11,416)	—	12,778	10,531	2,247
IFRS 16 - Leases - 3 MR	—	51,008	(6,816)	—	44,192	7,256	36,936
$670.0 Million Lease Financing	—	531,533	(18,529)	—	513,004	46,159	466,845
Unsecured Senior Notes Due 2020	53,750	—	—	—	53,750	53,750	—
Unsecured Senior Notes Due 2019	57,500	—	(57,500)	—	—	—	—
Convertible Notes due 2019	142,180	—	(144,974)	2,794	—	—	—
Convertible Notes due 2022	171,469	—	—	8,581	180,050	—	180,050
	$2,933,854	$715,324	$(525,125)	$14,990	$3,139,043	$423,626	$2,715,417
Less: deferred financing fees	(23,539)	(1,587)	—	8,530	(16,596)	(1,969)	(14,627)
Total	$2,910,315	$713,737	$(525,125)	$23,520	$3,122,447	$421,657	$2,700,790

(1)
Relates to non-cash accretion or amortization of (i) obligations assumed as part of the Merger with NPTI, which were recorded at fair value on the closing date (described below), and (ii) accretion of our Convertible Notes due 2019 and Convertible Notes due 2022.

The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2019 and December 31, 2018:

	At December 31,
In thousands of U.S. dollars	2019	2018
Current portion (1)	$235,482	$297,934
Finance lease (2)	122,229	114,429
Current portion of long-term debt	357,711	412,363

Non-current portion (3)	999,268	1,192,000
Finance lease (4)	1,195,494	1,305,952
	$2,552,473	$2,910,315

(1)
The current portion at December 31, 2019 was net of unamortized deferred financing fees of $1.2 million. The current portion at December 31, 2018 was net of unamortized deferred financing fees of $2.1 million.

(2)
The current portion at December 31, 2019 was net of unamortized deferred financing fees of $0.8 million. The current portion at December 31, 2018 was net of unamortized deferred financing fees of $0.8 million.

(3)
The non-current portion at December 31, 2019 was net of unamortized deferred financing fees of $7.6 million. The non-current portion at December 31, 2018 was net of unamortized deferred financing fees of $12.0 million.

(4)
The non-current portion at December 31, 2019 was net of unamortized deferred financing fees of $7.1 million. The non-current portion at December 31, 2018 was net of unamortized deferred financing fees of $8.7 million.

The table below details the dividends issued during the years ended December 31, 2019 and 2018, and the corresponding effect on the conversion rate of the Convertible Notes due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
June 6, 2018	$0.10	25.0812
September 20, 2018	$0.10	25.2132
December 5, 2018	$0.10	25.3362
March 13, 2019	$0.10	25.4799
June 5, 2019	$0.10	25.5767
September 10, 2019	$0.10	25.6637
November 25, 2019	$0.10	25.7401
(1) Per $1,000 principal amount of the Convertible Notes.

	For the year ended December 31,
In thousands of U.S. dollars	2019	2018	2017
Interest expense on debt (including all lease financing arrangements) (1)	$162,738	$145,871	$86,703
Amortization of deferred financing fees	7,041	10,541	13,381
Write-off of deferred financing fees (2)	1,466	13,212	2,467
Accretion of convertible notes (as described in Note 13)	11,375	13,225	12,211
Accretion of premiums and discounts on assumed debt(3)	3,615	3,779	1,478
Total financial expenses	$186,235	$186,628	$116,240

(1)
The increase in interest expense is primarily attributable to increases in the Company’s average debt balance over each period. The average carrying value of our debt outstanding during the years ended December 31, 2019, 2018 and 2017 was $2.91 billion, $2.81 billion and $2.27 billion, respectively. The increase in the average carrying value of our debt balance during the year ended December 31, 2019 was primarily the result of the Trafigura Transaction and the assumption of $531.5 million of obligations under leasing arrangements. The increase in the average carrying value of our debt balance during the year ended December 31, 2018 was primarily the result of the Merger and the assumption of NPTI's indebtedness of $907.4 million (which closed in September 2017 and thus did not impact the entire year ended December 31, 2017), in addition to an increase in debt as a result of a series of refinancing initiatives on certain of our vessels in our fleet that was completed during the year ended December 31, 2018.

Additionally, LIBOR rates increased during the year ended December 31, 2018, thus augmenting the increase in interest expense during that year. LIBOR rates decreased during the year ended December 31, 2019, thus partially offsetting the increase in interest expense during that year.
Interest payable during those periods was offset by interest capitalized of $2.8 million, $0.2 million and $4.2 million, during the years ended December 31, 2019, 2018 and 2017 respectively.

(2)
The write-off of deferred financing fees during the year ended December 31, 2019 include (i) $1.2 million related to the refinancing of existing indebtedness on certain vessels, and (ii) $0.3 million related to the redemption of the Senior Notes due 2019 (as described in Note 13). The write-off of deferred financing fees during the year ended December 31, 2018 includes (i) $1.2 million related to the exchange of our Convertible Notes due 2019 in May and July 2018 (as described in Note 13), and (ii) $12.0 million related to the refinancing of the existing indebtedness on certain vessels. The write-off of deferred financing fees during the year ended December 31, 2017 includes (i) $0.5 million related to the repayment of debt as a result of the sales of two vessels, (ii) $0.1 million related to the repayment of debt as a result of the sale and operating leasebacks of three vessels, (iii) $1.1 million related to the repayment of debt as a result of the sale and finance leasebacks for five vessels, and (iv) $0.8 million related to the refinancing and repayment of various secured and unsecured borrowings during the year ended December 31, 2017.

(3)
The accretion of premiums and discounts represent the accretion or amortization of the fair value adjustments relating to the indebtedness assumed from NPTI that have been recorded since the closing dates of the NPTI Vessel Acquisition and the September Closing.